Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of inventories [line items]
Work-in-progress	$ 144	$ 144
Construction contracts [member]
Classes of inventories [line items]
Work-in-progress	$ 9	$ 3